Standards, Amendments, and Interpretation of International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2022
Standards Amendments and Interpretation of International Financial Reporting Standards [Abstract]
Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application
Effective date	New standards or modifications
January 1, 2022	Amendments to IAS 37 – Onerous Contracts – Costs of Fulfilling a Contract
Annual Improvements to IFRS 2018-2020 (Amendments to IFRS 1, IAS 9, and IAS 41)
Amendments to IAS 16 – Property, Plant and Equipment – Revenue Before Expected Use
Amendments to IFRS 3 – Reference to the Conceptual Framework

Effective date	New standards or modifications
January 1, 2023	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
IFRS 17 Insurance Contracts and its amendments.
Amendments to IAS 1 and Practical Statement 2 “Making Judgments Related to Materiality” – Disclosures of Accounting Policies
Amendments to IAS 8 – Definition of Accounting Estimates
Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction

Adoption optional/ effective date deferred indefinitely	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture